Earnings (loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator
Income from continuing operations	$ 515	$ 1,188	$ 11,636
Less: Income (loss) attributable to non-controlling interests	861	515	2,928
Income (loss) attributable to shareholders of Sinovac from continuing operations	(346)	673	8,708
Income (loss) attributable to shareholders of Sinovac from discontinued operations	(728)	(1,524)	(1,266)
Net income (loss) attributable to shareholders of Sinovac	$ (1,074)	$ (851)	$ 7,442
Denominator
Basic weighted average number of common shares outstanding	56,313,927	55,681,076	55,301,276
Dilutive effect of stock options	0	433,126	501,062
Diluted weighted average number of common shares outstanding	56,313,927	56,114,202	55,802,338
Basic net income (loss) per share
Continuing operations	$ (0.01)	$ 0.01	$ 0.15
Discontinued operations	(0.01)	(0.03)	(0.02)
Basic net income (loss) per share	(0.02)	(0.02)	0.13
Diluted net income (loss) per share
Continuing operations	(0.01)	0.01	0.15
Discontinued operations	(0.01)	(0.03)	(0.02)
Diluted net income (loss) per share	$ (0.02)	$ (0.02)	$ 0.13